Consolidated Statements of Changes in Equity - USD ($) $ in Thousands		Total	Common Shares [Member]		Additional Paid-in Capital [Member]		Treasury Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Statutory reserve [Member]		Retained Earnings [Member]		Total New Oriental Education & Technology Group Inc. Shareholders' Equity [Member]	Noncontrolling Interest [Member]
Beginning Balance at May. 31, 2013		$ 857,252	$ 1,573		$ 164,336		$ (17)	$ 82,867	$ 107,723		$ 500,770		$ 857,252
Beginning Balance, shares at May. 31, 2013			156,695,987
Issuance of ADS shares for the exercises of employee share options		7,848	$ 11		7,837								7,848
Reissuance of treasury stock for the exercises of employee share options		13,524			13,514		10						13,524
Reissuance of treasury stock for the exercises of employee share options, shares			1,014,727
Reissuance of treasury stock for the vesting of non-vested equity shares					(8)		8
Reissuance of treasury stock for the vesting of non-vested equity shares, shares			810,052
Share-based compensation expense		20,079			20,079								20,079
Transfer to statutory reserves									22,145		(22,145)
Dividend declared	[1]	(54,476)			(14,891)						(39,585)		(54,476)
Share repurchase	[2]	$ (16,865)			(16,858)		(7)						(16,865)
Share repurchase, shares		(762,100)	(762,100)	[2]
Net income		$ 215,704									215,704		215,704
Foreign currency translation adjustment		(17,894)						(17,894)					(17,894)
Unrealized gain on available-for-sale securities, net of tax effect of nil		586						586					586
Ending Balance at May. 31, 2014		1,025,758	$ 1,584		174,009		(6)	65,559	129,868		654,744		1,025,758
Ending Balance, shares at May. 31, 2014			157,758,666
Reissuance of treasury stock for the exercises of employee share options		11,362			11,353		9						11,362
Reissuance of treasury stock for the exercises of employee share options, shares			953,514
Reissuance of treasury stock for the vesting of non-vested equity shares					(6)		6
Reissuance of treasury stock for the vesting of non-vested equity shares, shares			575,432
Share-based compensation expense		15,689			15,689								15,689
Transfer to statutory reserves									23,742		(23,742)
Share repurchase	[3]	$ (59,420)			(59,392)		(28)						(59,420)
Share repurchase, shares		(2,800,849)	(2,800,849)	[3]
Net income		$ 192,718									193,013		193,013	$ (295)
Foreign currency translation adjustment		12,006						12,006					12,006
Unrealized gain on available-for-sale securities, net of tax effect of nil		21,940						21,940					21,940
Capital injections of noncontrolling interests		3,791												3,791
Ending Balance at May. 31, 2015		$ 1,223,844	$ 1,584		141,653		(19)	99,505	153,610		824,015		1,220,348	3,496
Ending Balance, shares at May. 31, 2015		158,379,387	156,486,763
Reissuance of treasury stock for the exercises of employee share options		$ 2,431			2,428		3						2,431
Reissuance of treasury stock for the exercises of employee share options, shares		2,208,545	240,304
Reissuance of treasury stock for the vesting of non-vested equity shares					(7)		7
Reissuance of treasury stock for the vesting of non-vested equity shares, shares		2,097,814	712,330
Share-based compensation expense		$ 16,810			16,810								16,810
Transfer to statutory reserves									31,853		(31,853)
Dividend declared	[4]	(62,668)									(62,668)		(62,668)
Equity restructuring of Xuncheng		(766)			23,214	[5]			(766)	[5]	(22,448)	[5]
Net income		225,328									224,884		224,884	444
Foreign currency translation adjustment		(72,464)						(72,193)					(72,193)	(271)
Unrealized gain on available-for-sale securities, net of tax effect of nil		36,635						35,636					35,636	999
Capital injections of noncontrolling interests		68,498			39,579								39,579	28,919
Repurchase shares from noncontrolling interest		(3,752)			(255)								(255)	(3,497)
Ending Balance at May. 31, 2016		$ 1,434,662	$ 1,584		$ 223,422		$ (9)	$ 62,948	$ 184,697		$ 931,930		$ 1,404,572	$ 30,090
Ending Balance, shares at May. 31, 2016		158,379,387	157,439,397

[1]	On July 23, 2013, the Company declared a special cash dividend in the amount of US$0.35 per ADS. The aggregate amount of cash dividend paid was US$54,476, of which US$39,585 and US$14,891 were funded by retained earnings and additional paid in capital, respectively. The dividend was fully paid on October 7, 2013 to shareholders of record at the close of business on September 6, 2013.
[2]	On April 23, 2013, the Company's board of directors authorized the repurchase of up to US$50,000 of the Company's shares during the period from April 29, 2013, through July 31, 2013 to facilitate the future vesting of options or non-vested equity shares. 1,683,400 and 762,100 shares were repurchased in the years ended May 31, 2013 and 2014, respectively.
[3]	On July 22, 2014, the Company's board of directors authorized the repurchase of up to US$120,000 of the Company's shares during the period from July 28, 2014 through March 31, 2015. 2,800,849 shares were repurchased in the year ended May 31, 2015.
[4]	On July 19, 2015, the Company declared a special cash dividend in the amount of US$0.4 per ADS. The aggregate amount of cash dividend paid was US$62,668, which was funded by retained earnings. The dividend was fully paid on October 7, 2015 to shareholders of record at the close of business on September 4, 2015.
[5]	In January 2016, Beijing New Oriental Xuncheng Network Technology Co., Ltd. ("Xuncheng"), a subsidiary of the Group, transformed from a limited liability company to a joint stock limited company. The Group's accumulated retained earnings and statutory reserve related to Xuncheng were reclassified to additional paid-in-capital in the consolidation financials statements.